Consolidated Statements of Comprehensive Income (TransUnion Holding Company, Inc., USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2012
Net income (loss)	$ (8.5)	$ (5.0)	$ (3.9)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment		(17.4)	(22.7)
Net unrealized gain (loss)on hedges		0.2	(3.7)
Total other comprehensive income (loss), net of tax		(17.2)	(26.4)
Comprehensive income (loss)	(8.5)	(22.2)	(30.3)
Less: comprehensive income attributable to noncontrolling interests		(0.4)	(2.9)
Comprehensive income (loss) attributable to TransUnion Corp and TransUnion Holding Company, Inc.	$ (8.5)	$ (22.6)	$ (33.2)